Information by segments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 71,488,512	$ 68,603,872	$ 55,954,228
Cost of sales	(44,972,360)	(41,184,379)	(36,908,325)
Gross profit	26,516,152	27,419,493	19,045,903
Administrative expenses and others	(5,488,994)	(4,961,079)	(2,874,048)
Operation and projects expenses	(2,631,754)	(2,903,132)	(2,926,065)
Impairment of non-current assets	(1,762,437)	(368,634)	1,311,138
Other operating income and expenses net	1,056,796	(35,455)	505,403
Operating income (expenses)	21,027,158	22,458,414	16,171,855
Financial result net
Financial income	1,623,336	1,129,563	1,159,356
Financial expenses	(3,334,469)	(3,512,161)	(3,660,601)
Foreign exchange gain (loss), net	40,639	372,223	5,514
Financial result, net	(1,670,494)	(2,010,375)	(2,495,731)
Share of profits of associates and joint ventures	366,904	165,836	93,538
Income before tax	19,723,568	20,613,875	13,769,662
Income tax	(4,718,413)	(8,258,485)	(5,800,268)
Net profit (loss) for the period	15,005,155	12,355,390	7,969,394
Profit (loss) attributable to:
Group owners of parent	13,744,011	11,381,386	7,178,539
Non-controlling interest	1,261,144	974,004	790,855
Net income	15,005,155	12,355,390	7,969,394
Supplementary information
Depreciation depletion and amortization	8,582,783	7,704,850	8,281,347
Fixed Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(12,272,918)	(11,346,037)	(10,340,394)
Variable Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(32,699,442)	(29,838,342)	(26,567,931)
Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	71,488,512	68,603,872	55,954,228
Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	0		0
Exploration and Production [Member]
Disclosure of operating segments [line items]
Revenue	52,667,990	50,372,764	36,494,934
Cost of sales	(36,373,865)	(32,239,184)	(26,310,084)
Gross profit	16,294,125	18,133,580	10,184,850
Administrative expenses and others	1,284,560	889,293	781,386
Operation and projects expenses	(1,475,710)	(1,993,054)	(2,070,916)
Impairment of non-current assets	(1,982,044)	785,940	183,718
Other operating income and expenses net	49,673	(137,836)	545,218
Operating income (expenses)	11,601,484	15,899,337	8,061,484
Financial result net
Financial income	1,440,440	1,099,893	1,062,393
Financial expenses	(2,311,133)	(2,038,312)	(2,288,576)
Foreign exchange gain (loss), net	287,286	868,479	(101,030)
Financial result, net	(583,407)	(69,940)	(1,327,213)
Share of profits of associates and joint ventures	227,401	135,265	120,786
Income before tax	11,245,478	15,964,662	6,855,057
Income tax	(1,925,798)	(6,096,591)	(3,034,556)
Net profit (loss) for the period	9,319,680	9,868,071	3,820,501
Profit (loss) attributable to:
Group owners of parent	9,382,129	9,930,519	3,820,501
Non-controlling interest	(62,449)	(62,448)	0
Net income	9,319,680	9,868,071	3,820,501
Supplementary information
Depreciation depletion and amortization	5,892,822	5,248,364	5,981,294
Exploration and Production [Member] | Fixed Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(9,587,961)	(8,871,709)	(8,055,925)
Exploration and Production [Member] | Variable Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(26,785,904)	(23,367,475)	(18,254,159)
Exploration and Production [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	31,295,118	30,112,900	25,004,320
Exploration and Production [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	21,372,872	20,259,864	11,490,614
Refining and petrochemicals [Member]
Disclosure of operating segments [line items]
Revenue	38,770,806	37,011,373	28,644,016
Cost of sales	(37,856,219)	(35,658,753)	(26,855,395)
Gross profit	914,587	1,352,620	1,788,621
Administrative expenses and others	496,155	443,880	516,501
Operation and projects expenses	(743,378)	(668,177)	(965,457)
Impairment of non-current assets	452,163	(984,704)	1,067,965
Other operating income and expenses net	1,014,988	(13,652)	(11,694)
Operating income (expenses)	1,142,205	(757,793)	1,362,934
Financial result net
Financial income	229,297	147,689	164,006
Financial expenses	(996,790)	(1,295,528)	(1,110,874)
Foreign exchange gain (loss), net	(179,936)	(517,410)	163,992
Financial result, net	(947,429)	(1,665,249)	(782,876)
Share of profits of associates and joint ventures	17,091	27,730	15,245
Income before tax	211,867	(2,395,312)	595,303
Income tax	(83,504)	420,224	(238,625)
Net profit (loss) for the period	128,363	(1,975,088)	356,678
Profit (loss) attributable to:
Group owners of parent	117,708	(1,973,075)	358,859
Non-controlling interest	10,655	(2,013)	(2,181)
Net income	128,363	(1,975,088)	356,678
Supplementary information
Depreciation depletion and amortization	1,398,948	1,307,216	1,188,871
Refining and petrochemicals [Member] | Fixed Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(3,523,948)	(3,204,791)	(2,886,745)
Refining and petrochemicals [Member] | Variable Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(34,332,271)	(32,453,962)	(23,968,650)
Refining and petrochemicals [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	36,393,470	34,947,948	27,343,359
Refining and petrochemicals [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	2,377,336	2,063,425	1,300,657
Transportation and logistics [Member]
Disclosure of operating segments [line items]
Revenue	13,070,736	11,354,167	10,598,064
Cost of sales	(3,738,194)	(3,402,087)	(3,271,835)
Gross profit	9,332,542	7,952,080	7,326,229
Administrative expenses and others	372,942	320,498	466,669
Operation and projects expenses	(434,904)	(263,104)	(142,847)
Impairment of non-current assets	(232,556)	(169,870)	59,455
Other operating income and expenses net	74,607	118,905	(28,121)
Operating income (expenses)	8,366,747	7,317,513	6,748,047
Financial result net
Financial income	273,613	110,898	106,659
Financial expenses	(306,878)	(407,589)	(434,664)
Foreign exchange gain (loss), net	(66,711)	21,154	(57,448)
Financial result, net	(99,976)	(275,537)	(385,453)
Share of profits of associates and joint ventures	138	2,841	(42,493)
Income before tax	8,266,909	7,044,817	6,320,101
Income tax	(2,709,111)	(2,582,118)	(2,527,087)
Net profit (loss) for the period	5,557,798	4,462,699	3,793,014
Profit (loss) attributable to:
Group owners of parent	4,244,860	3,424,234	2,999,978
Non-controlling interest	1,312,938	1,038,465	793,036
Net income	5,557,798	4,462,699	3,793,014
Supplementary information
Depreciation depletion and amortization	1,291,013	1,149,270	1,111,182
Transportation and logistics [Member] | Fixed Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(3,039,452)	(2,805,516)	(2,637,604)
Transportation and logistics [Member] | Variable Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	(698,742)	(596,571)	(634,231)
Transportation and logistics [Member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	3,799,924	3,543,024	3,606,549
Transportation and logistics [Member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	9,270,812	7,811,143	6,991,515
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(33,021,020)	(30,134,432)	(19,782,786)
Cost of sales	32,995,918	30,115,645	19,528,989
Gross profit	(25,102)	(18,787)	(253,797)
Administrative expenses and others	(2,058)	187	(32)
Operation and projects expenses	22,238	21,203	253,155
Impairment of non-current assets	0	0	0
Other operating income and expenses net	(82,472)	(2,872)	0
Operating income (expenses)	(83,278)	(643)	(610)
Financial result net
Financial income	(320,014)	(228,917)	(173,702)
Financial expenses	280,332	229,268	173,513
Foreign exchange gain (loss), net	0	0	0
Financial result, net	(39,682)	351	(189)
Share of profits of associates and joint ventures	122,274	0	0
Income before tax	(686)	(292)	(799)
Income tax	0	0	0
Net profit (loss) for the period	(686)	(292)	(799)
Profit (loss) attributable to:
Group owners of parent	(686)	(292)	(799)
Non-controlling interest	0	0	0
Net income	(686)	(292)	(799)
Supplementary information
Depreciation depletion and amortization	0	0	0
Elimination of intersegment amounts [member] | Fixed Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	3,878,443	3,535,979	3,239,880
Elimination of intersegment amounts [member] | Variable Costs [Member]
Disclosure of operating segments [line items]
Cost of sales	29,117,475	26,579,666	16,289,109
Elimination of intersegment amounts [member] | Third Party Sales [Member]
Disclosure of operating segments [line items]
Revenue	0	0	0
Elimination of intersegment amounts [member] | Inter-Segment Sales [Member]
Disclosure of operating segments [line items]
Revenue	$ (33,021,020)	$ (30,134,432)	$ (19,782,786)